Annual Total Returns [BarChart] - Clarion Global Real Estate Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(5.28%)
Annual Return 2012	26.30%
Annual Return 2013	3.76%
Annual Return 2014	13.67%
Annual Return 2015	(1.23%)
Annual Return 2016	1.15%
Annual Return 2017	10.97%
Annual Return 2018	(8.36%)
Annual Return 2019	25.10%
Annual Return 2020	(4.78%)